Property and equipment (Details) - Mar. 31, 2015 - USD ($)	Total
Property and equipment, gross	$ 71,187
Less: Accumulated depreciation	(5,675)
Total	65,512
Depreciation expense	5,675
Research and development equipment [Member]
Property and equipment, gross	66,095
Computer equipment [Member]
Property and equipment, gross	4,367
Furniture and fixtures [Member]
Property and equipment, gross	$ 725